Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance	$ 1,139,426	$ 1,026,153
Cost
Property Plant And Equipment [Line Items]
Balance	1,194,603	853,410
Additions	163,745	341,193
Balance	1,358,348	1,194,603
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(168,450)	(132,019)
Additions	(50,472)	(36,431)
Balance	(218,922)	(168,450)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,026,153	721,391
Additions	113,273	304,762
Balance	$ 1,139,426	$ 1,026,153